CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (Parenthetical) - $ / shares	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Income Statement [Abstract]
Earnings Per Share, Diluted	$ 0.00	$ 0.08	$ 0.01
Earnings Per Share, Basic	$ 0.00	$ 0.08	$ 0.01
Weighted Average Number of Shares Outstanding, Diluted	35,000,000	35,000,000	35,000,000
Weighted Average Number of Shares Outstanding, Basic	35,000,000	35,000,000	35,000,000